Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 97,547	$ 12,429
Excise taxes	(17,134)	0
Net revenue	80,413	12,429
Adult-use recreational wholesale revenue (Canadian) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	85,018
Direct to patient medical revenue (Canadian) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	11,192	11,002
Wholesale to Licensed Producers revenue (Canadian) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	709
International (business to business) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	98
Other revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 530	$ 1,427